Short-Term and Long-Term Financial Liabilities - Schedule of Short-Term and Long-Term Financial Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Financial liabilities	$ 82,989,141	$ 74,675,170
Of which classified as:
Current financial liabilities, net	4,123,994	4,555,895
Non-current financial liabilities, net	$ 78,865,147	70,119,275
Term Loan, Net [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)
Contractual interest rate %	10.25%
Maturity date	Dec. 11, 2025
Financial liabilities	$ 469,889	846,398
Term Loan, Net [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)
Contractual interest rate %	10.25%
Maturity date	Oct. 11, 2025
Financial liabilities	$ 421,060	833,334
Convertible Notes, Short Term [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)	$ 1.65
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2025
Financial liabilities	$ 3,233,045	2,876,163
Convertible Notes, Long Term [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)	$ 1.65
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2028
Financial liabilities	$ 76,067,004	70,119,275
Convertible Notes, Long Term [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)	$ 4.95
Contractual interest rate %	12.50%
Maturity date	Jul. 10, 2029
Financial liabilities	$ 2,798,143